Acquisition and Deconsolidation of Subsidiary (Details 1) (USD $)	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2011 Tropical [Member]	Dec. 31, 2011 RME [Member]
Allocation of final purchase price to assets and liabilities
Current assets	$ 474,732		$ 5,801,858		$ 798,135		$ 138,001	$ 63,900
Goodwill	4,002,654		10,474,212		5,741,128		174,746	169,240
Intangible assets:
Customer list/relationships	1,790,048		3,309,143				162,016	452,092
URL's	2,552		2,552				2,552	2,552
Tradenames	347,182		2,888,382				47,555	131,443
Non-competes	79,670		116,047				1,368	2,553
Property and equipment	14,224		75,849		185,271		11,576	47,333
Deposits			12,227		63,493		11,606
Current liabilities	(254,807)		(1,053,398)		(349,750)		(144,371)	(101,896)
Notes payable-bank					(92,259)		(221,373)	(207,722)
Notes payable-related party					(8,700)		(112,996)	(3,728)
Notes payable - other					(50,167)
Long-term deferred tax liability	(969,883)		(4,305,400)
Total Allocation of Purchase Consideration	$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151	$ 70,680	$ 555,767